Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013	Apr. 02, 2013	May 31, 2012	May 31, 2011	May 31, 2010	Oct. 02, 2009	May 31, 2009	May 31, 2008	May 31, 2007	Sep. 15, 2006	May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003	May 31, 2002	May 31, 2001	May 31, 2000	May 31, 1999	Mar. 03, 1999	May 01, 2023	Apr. 01, 2014	Oct. 01, 2009	Mar. 01, 1999
NORTH SQUARE SPECTRUM ALPHA FUND CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014
NORTH SQUARE SPECTRUM ALPHA FUND CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name	05/31/2024	05/31/2023	05/01/2023
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014
NORTH SQUARE MULTI STRATEGY FUND CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014	May-2013		May-2012	May-2011	May-2010		May-2009	May-2008	May-2007		May-2006	May-2005	May-2004	May-2003	May-2002	May-2001	May-2000	May-1999	03/01/99
NORTH SQUARE MULTI STRATEGY FUND CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014
NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014
North Square Tactical Growth Fund Class A
Account Value [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014	May-2013	04/01/13
North Square Tactical Growth Fund Class C
Account Value [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014	May-2013	04/01/13
North Square Tactical Growth Fund Class I
Account Value [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018		May-2016	May-2015	May-2014
North Square Tactical Defensive Fund Class A
Account Value [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014	May-2013		May-2012	May-2011	May-2010		May-2009	May-2008	May-2007	09/15/06
North Square Tactical Defensive Fund Class C
Account Value [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014	May-2013		May-2012	May-2011	May-2010	10/01/09
North Square Tactical Defensive Fund Class I
Account Value [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014
North Square Trilogy Alternative Return Fund Class A
Account Value [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014
North Square Trilogy Alternative Return Fund Class C
Account Value [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014
North Square Trilogy Alternative Return Fund Class I
Account Value [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014
North Square Spectrum Alpha Fund Class A [Member]
Account Value [Line Items]
Account Value	$ 18,487	$ 14,417	$ 14,749	$ 18,213	$ 12,700	$ 12,550	$ 12,800	$ 10,335	$ 9,676	$ 10,995	$ 9,425
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Account Value	31,295	24,529	24,040	24,960	17,344	15,560	15,181	13,194	11,211	11,186	10,000
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Account Value	20,918	17,415	18,270	21,989	13,362	13,838	15,214	12,598	10,467	11,132	10,000
Russell 2000 Index [Member]
Account Value [Line Items]
Account Value	18,247	15,422	16,431	20,000	12,288	12,917	14,399	12,078	10,179	10,988	10,000
North Square Spectrum Alpha Fund Class I [Member]
Account Value [Line Items]
Account Value	2,018,810	1,567,691	1,600,964	1,973,799	1,372,279	1,353,039	1,375,978	1,107,999	1,033,334	1,170,727	1,000,000
North Square Spectrum Alpha Fund Class I Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Account Value	3,129,542	2,452,946	2,404,031	2,495,981	1,734,385	1,556,012	1,518,116	1,319,395	1,121,067	1,118,569	1,000,000
North Square Spectrum Alpha Fund Class I Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Account Value	2,091,780	1,741,480	1,826,971	2,198,922	1,336,207	1,383,792	1,521,403	1,259,808	1,046,689	1,113,175	1,000,000
North Square Spectrum Alpha Fund Class I Russell 2000 Index [Member]
Account Value [Line Items]
Account Value	1,824,701	1,542,220	1,643,053	1,999,975	1,228,766	1,291,745	1,439,937	1,207,762	1,017,886	1,098,751	1,000,000
North Square Dynamic Small Cap Fund Class A [Member]
Account Value [Line Items]
Account Value	12,305	9,331																													$ 9,423
North Square Dynamic Small Cap Fund Class A Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Account Value	12,811	10,042																													10,000
North Square Dynamic Small Cap Fund Class A Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Account Value	11,899	9,906																													$ 10,000
North Square Dynamic Small Cap Fund Class I [Member]
Account Value [Line Items]
Account Value	2,844,639	2,152,784	2,136,603	2,384,859	1,468,890	1,475,403	1,611,014	1,280,269	1,055,563	1,138,377	1,000,011
North Square Dynamic Small Cap Fund Class I Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Account Value	3,129,542	2,452,946	2,404,031	2,495,981	1,734,385	1,556,012	1,518,116	1,319,395	1,121,067	1,118,569	1,000,000
North Square Dynamic Small Cap Fund Class I Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Account Value	2,091,780	1,741,480	1,826,971	2,198,922	1,336,207	1,383,792	1,521,403	1,259,808	1,046,689	1,113,175	1,000,000
North Square Multi Strategy Fund Class A [Member]
Account Value [Line Items]
Account Value	40,767	33,693	33,886	35,651	25,608	24,022	25,255	21,375	18,526	19,070	16,830	$ 14,141		$ 12,088	$ 11,967	$ 10,130		$ 8,700	$ 11,988	$ 12,695		$ 11,056	$ 10,606	$ 9,998	$ 8,546	$ 9,262	$ 10,699	$ 10,424	$ 9,513					$ 9,427
North Square Multi Strategy Fund Class A Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Account Value	71,234	55,834	54,720	56,813	39,478	35,418	34,555	30,032	25,518	25,461	22,762	18,878		14,763	15,044	11,842		9,612	14,315	15,329		$ 12,506	$ 11,355	$ 10,376	$ 8,668	$ 9,394	$ 10,732	$ 11,888	$ 10,631					$ 10,000
North Square Multi Strategy Fund Class I [Member]
Account Value [Line Items]
Account Value	2,491,299	2,053,181	2,061,067	2,162,683	1,546,144	1,441,925	1,506,018	1,271,335	1,101,751	1,133,479	1,000,000
North Square Multi Strategy Fund Class I Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Account Value	3,129,542	2,452,946	2,404,031	2,495,981	1,734,385	1,556,012	1,518,116	1,319,395	1,121,067	1,118,569	1,000,000
North Square Preferred And Income Securities Fund Class I [Member]
Account Value [Line Items]
Account Value	2,839,431	2,336,763	2,308,013	2,342,655	1,709,100	1,563,040	1,461,592	1,261,195	1,084,857	1,117,541	1,000,000
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Account Value	1,132,901	1,118,304	1,142,789	1,245,169	1,250,230	1,142,646	1,073,909	1,077,948	1,061,198	1,030,340	1,000,000
I C E Bof A M L Fixed Rate Preferred Securities Index [Member]
Account Value [Line Items]
Account Value	1,513,996	1,373,927	1,393,204	1,528,980	1,390,864	1,333,226	1,251,095	1,228,040	1,158,745	1,071,312	1,000,000
North Square Tactical Growth Fund Class A [Member]
Account Value [Line Items]
Account Value	20,507	17,528	17,348	18,437	14,372	13,491	13,940	12,469	11,086	11,692	10,749	9,534																				$ 9,422
North Square Tactical Growth Fund Class A Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Account Value	39,474	30,940	30,323	31,483	21,876	19,626	19,148	16,642	14,140	14,109	12,613	10,461																				10,000
Morningstar Moderately Aggressive Target Risk Index [Member]
Account Value [Line Items]
Account Value	23,126	19,742	19,993	21,600	16,028	15,343	15,194	13,782	11,994	12,302	11,772	10,235																				10,000
North Square Tactical Growth Fund Class C [Member]
Account Value [Line Items]
Account Value	20,002	17,228	17,175	18,393	14,457	13,673	14,232	12,823	11,486	12,210	11,309	10,109																				10,000
North Square Tactical Growth Fund Class C Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Account Value	39,474	30,940	30,323	31,483	21,876	19,626	19,148	16,642	14,140	14,109	12,613	10,461																				10,000
North Square Tactical Growth Fund Class C Morningstar Moderately Aggressive Target Risk Index [Member]
Account Value [Line Items]
Account Value	23,126	19,742	19,993	21,600	16,028	15,343	15,194	13,782	11,994	12,302	11,772	10,235																				$ 10,000
North Square Tactical Growth Fund Class I [Member]
Account Value [Line Items]
Account Value	1,955,490	1,667,788	1,645,937	1,746,091	1,358,542	1,271,069	1,310,680	1,169,353	1,036,770	1,090,696	1,000,000
North Square Tactical Growth Fund Class I Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Account Value	3,129,542	2,452,946	2,404,031	2,495,981	1,734,385	1,556,012	1,518,116	1,319,395	1,121,067	1,118,569	1,000,000
North Square Tactical Growth Fund Class I Morningstar Moderately Aggressive Target Risk Index [Member]
Account Value [Line Items]
Account Value	1,964,428	1,676,938	1,698,275	1,834,749	1,361,504	1,303,310	1,290,601	1,170,697	1,018,817	1,044,950	1,000,000
North Square Tactical Defensive Fund Class A [Member]
Account Value [Line Items]
Account Value	19,791	17,320	18,028	17,971	13,939	15,126	14,835	13,765	12,124	12,736	12,404	11,913		10,303	11,049	9,635		8,466	10,466	10,890	$ 9,428
North Square Tactical Defensive Fund Class A Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Account Value	54,866	43,004	42,146	43,758	30,406	27,279	26,615	23,131	19,654	19,610	17,532	14,540		11,370	11,587	9,121		7,403	11,025	11,806	10,000
North Square Tactical Defensive Fund Class A Morningstar Moderately Aggressive Target Risk Index [Member]
Account Value [Line Items]
Account Value	28,544	25,240	25,636	27,691	22,057	20,795	20,285	18,871	16,931	17,056	16,504	14,748		12,706	13,026	10,849		$ 9,495	$ 11,569	$ 11,352	$ 10,000
North Square Tactical Defensive Fund Class C [Member]
Account Value [Line Items]
Account Value	19,250	16,970	17,804	17,889	13,978	15,283	15,100	14,115	12,526	13,264	13,029	12,593		10,991	11,887	10,431																	$ 10,000
North Square Tactical Defensive Fund Class C Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Account Value	65,259	51,150	50,130	52,047	36,166	32,447	31,656	27,513	23,377	23,325	20,852	17,295		13,524	13,782	10,848																	10,000
North Square Tactical Defensive Fund Class C Morningstar Moderate Target Risk Index [Member]
Account Value [Line Items]
Account Value	27,249	24,095	24,472	26,435	21,056	19,852	19,365	18,015	16,163	16,282	15,755	$ 14,079		$ 12,130	$ 12,435	$ 10,357																	$ 10,000
North Square Tactical Defensive Fund Class I [Member]
Account Value [Line Items]
Account Value	1,629,812	1,422,610	1,477,325	1,470,149	1,138,267	1,232,007	1,206,098	1,116,465	981,056	1,028,189	1,000,000
North Square Tactical Defensive Fund Class I Member Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Account Value	3,129,542	2,452,946	2,404,031	2,495,981	1,734,385	1,556,012	1,518,116	1,319,395	1,121,067	1,118,569	1,000,000
North Square Tactical Defensive Fund Class I Member Morningstar Moderate Target Risk Index [Member]
Account Value [Line Items]
Account Value	1,729,531	1,529,347	1,553,283	1,677,852	1,336,467	1,260,008	1,229,087	1,143,401	1,025,865	1,033,464	1,000,000
North Square Trilogy Alternative Return Fund Class A [Member]
Account Value [Line Items]
Account Value	9,926	9,920	10,521	11,154	10,164	9,676	10,093	10,196	9,497	9,572	9,427
North Square Trilogy Alternative Return Fund Class A Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Account Value	11,329	11,183	11,428	12,452	12,502	11,426	10,739	10,779	10,612	10,303	10,000
North Square Trilogy Alternative Return Fund Class A H F R X Absolute Return Index [Member]
Account Value [Line Items]
Account Value	12,258	11,611	11,577	11,551	10,748	10,673	10,719	10,413	10,244	10,204	10,000
North Square Trilogy Alternative Return Fund Class C [Member]
Account Value [Line Items]
Account Value	9,753	9,826	10,508	11,228	10,303	9,875	10,377	10,562	9,921	10,075	10,000
North Square Trilogy Alternative Return Fund Class C Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Account Value	11,329	11,183	11,428	12,452	12,502	11,426	10,739	10,779	10,612	10,303	10,000
North Square Trilogy Alternative Return Fund Class C H F R X Absolute Return Index [Member]
Account Value [Line Items]
Account Value	12,258	11,611	11,577	11,551	10,748	10,673	10,719	10,413	10,244	10,204	10,000
North Square Trilogy Alternative Return Fund Class I [Member]
Account Value [Line Items]
Account Value	1,078,923	1,075,422	1,138,745	1,203,622	1,094,381	1,038,390	1,080,542	1,088,424	1,012,241	1,017,757	1,000,000
North Square Trilogy Alternative Return Fund Class I Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Account Value	1,132,901	1,118,304	1,142,789	1,245,169	1,250,230	1,142,646	1,073,909	1,077,948	1,061,198	1,030,340	1,000,000
North Square Trilogy Alternative Return Fund Class I H F R X Absolute Return Index [Member]
Account Value [Line Items]
Account Value	$ 1,225,775	$ 1,161,115	$ 1,157,656	$ 1,155,147	$ 1,074,829	$ 1,067,271	$ 1,071,930	$ 1,041,318	$ 1,024,433	$ 1,020,434	$ 1,000,000